Stockholder's Deficit - Additional Information (Details)	Dec. 31, 2021 Vote $ / shares shares	Jan. 22, 2021 shares	Dec. 31, 2020 $ / shares shares
Class A Common Stock
Class of Stock [Line Items]
Mezzanine equity, shares issued (in shares)	45,000,000
Class F Common Stock
Class of Stock [Line Items]
Common stock, shares issued (in shares)	11,250,000
Gores Metropoulos II, Inc.
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	440,000,000
Number of votes for each share | Vote	1
Mezzanine equity, shares issued (in shares)	45,000,000	45,000,000	0
Preferred stock, shares authorized (in shares)	1,000,000		1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)	0		0
Preferred stock, shares outstanding (in shares)	0		0
Gores Metropoulos II, Inc. | Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	400,000,000		400,000,000
Common stock, shares issued (in shares)	0		0
Gores Metropoulos II, Inc. | Class F Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	40,000,000		40,000,000
Common stock, shares issued (in shares)	11,250,000		11,500,000